SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
21.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment and there are three operating segments presented: WVAS, mobile games and internet games.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2010	2011	2012
Revenues
WVAS	$83,280,333	$80,265,942	$77,765,502
Mobile games	49,171,432	40,850,452	21,190,283
Internet games	17,131,599	38,892,041	87,423,923
	149,583,364	160,008,435	186,379,708

Sales tax
WVAS	(1,584,382)	(1,390,901)	(1,053,179)
Mobile games	(925,098)	(621,069)	(219,306)
Internet games	(699,453)	(1,815,853)	(4,521,072)
	(3,208,933)	(3,827,823)	(5,793,557)

Cost of revenues
WVAS	(48,329,474)	(50,758,629)	(52,655,523)
Mobile games	(29,570,886)	(25,247,963)	(10,934,999)
Internet games	(2,338,257)	(15,923,649)	(39,539,750)
	(80,238,617)	(91,930,241)	(103,130,272)

Gross profit
WVAS	33,366,477	28,116,412	24,056,800
Mobile games	18,675,448	14,981,420	10,035,978
Internet games	14,093,889	21,152,539	43,363,101
	66,135,814	64,250,371	77,455,879

Operating expenses
Product development	(23,964,697)	(15,416,944)	(18,382,383)
Selling and marketing	(18,975,617)	(20,891,615)	(24,586,039)
General and administrative	(10,481,827)	(11,582,200)	(11,629,273)
Impairment loss on goodwill and intangible assets	(8,728,896)	(20,259,169)	-
Total operating expenses	(62,151,037)	(68,149,928)	(54,597,695)

Changes in fair value of contingent consideration for business acquisition	$10,894,533	$(3,729,513)	-
Government subsidies	$337,663	$319,319	$301,359
Income (loss) from operations	$15,216,973	$(7,309,751)	$23,159,543

Service lines of WVAS

The WVAS include services delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol ("WAP") services and Multimedia Messaging Services ("MMS"), and services delivered through 2G technology platforms, which comprise Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

WVAS
2.5 Generation
- WAP	$4,485,792	$2,355,376	$2,688,051
- MMS	5,544,700	6,573,187	3,392,146
	10,030,492	8,928,563	6,080,197

2 Generation
- SMS	$34,485,665	$37,096,542	$39,178,143
- IVR	17,706,798	12,661,930	13,437,961
- CRBT and others	21,057,378	21,578,907	19,069,201
	73,249,841	71,337,379	71,685,305
	$83,280,333	$80,265,942	$77,765,502

Service lines of mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues. Revenues of mobile games by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

Mobile games
- Feature phone	$49,171,432	$40,850,452	$15,613,441
- Smart phone	-	-	5,576,842
	$49,171,432	$40,850,452	$21,190,283

Service lines of internet games

The internet games revenues are derived from online game operation revenues and licensing revenues. Revenues of internet games by service line for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012

Internet games
Online game operation	$12,170,881	$36,577,203	$85,012,995
Licensing arrangement	4,960,718	2,314,838	2,410,928
	$17,131,599	$38,892,041	$87,423,923

Geographical information

The Company's operations are mainly located in its country of domicile (i.e. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2010	2011	2012

PRC	$144,622,646	$154,455,308	$176,466,462
Asia-pacific	4,474,499	4,502,636	3,702,017
Europe and America	486,219	1,050,491	6,211,229
	$149,583,364	$160,008,435	$186,379,708

The Company's long-lived assets as of December 31, 2011 and 2012 were all located in the PRC.